Quarterly Report
March 31, 2025
MFS®  Utilities Series
MFS® Variable Insurance Trust
VUF-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Energy - Renewables – 1.6%
EDP Renovaveis S.A.	2,128,803	$17,747,449
Natural Gas - Distribution – 2.2%
Atmos Energy Corp.	159,822	$24,705,285
Telecom - Infrastructure – 4.9%
Cellnex Telecom S.A.	652,318	$23,156,681
SBA Communications Corp., REIT	138,477	30,466,325
		$53,623,006
Telecom Services – 1.3%
Hellenic Telecommunications Organization S.A.	390,935	$6,350,958
Rogers Communications, Inc., “B” (l)	294,842	7,873,790
		$14,224,748
Utilities - Electric Power – 87.7%
Alliant Energy Corp.	426,350	$27,435,623
Ameren Corp.	436,076	43,782,030
American Electric Power Co., Inc.	376,089	41,095,245
CenterPoint Energy, Inc.	262,753	9,519,541
Constellation Energy	283,955	57,253,847
Dominion Energy, Inc.	832,413	46,673,397
DTE Energy Co.	392,757	54,306,510
Duke Energy Corp.	100,355	12,240,299
E.ON SE	587,005	8,860,807
Edison International	633,327	37,315,627
Enel S.p.A.	3,707,695	30,056,443
Energias de Portugal S.A.	3,386,187	11,447,601
Equatorial Energia S.A.	589,636	3,306,496
Exelon Corp.	131,219	6,046,572
National Grid PLC	1,762,587	22,963,450
NextEra Energy, Inc.	1,686,451	119,552,511
OGE Energy Corp.	257,496	11,834,516
PG&E Corp.	4,174,110	71,711,210
Pinnacle West Capital Corp.	232,470	22,142,768
Portland General Electric Co.	384,309	17,140,181
PPL Corp.	1,138,697	41,118,349
Public Service Enterprise Group, Inc.	237,137	19,516,375
RWE AG	1,043,419	37,254,770
Sempra Energy	643,409	45,913,666
Southern Co.	494,835	45,500,078
SSE PLC	1,175,951	24,213,401
Vistra Corp.	300,753	35,320,432
Xcel Energy, Inc.	803,505	56,880,119
		$960,401,864
Utilities - Water – 1.7%
Companhia de Saneamento Basico do Estado de Sao Paulo	166,600	$2,977,893
United Utilities Group PLC	782,389	10,203,346
Veolia Environnement S.A.	165,554	5,690,306
		$18,871,545
Total Common Stocks		$1,089,573,897

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.35% (v)	7,296,869	$7,297,599
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j)	859,500	$859,500

Other Assets, Less Liabilities – (0.2)%		(2,113,672)
Net Assets – 100.0%		$1,095,617,324
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,297,599 and $1,090,433,397, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 3/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	813,306	USD	559,315	UBS AG	4/16/2025	$6,266
EUR	1,119,492	USD	1,177,386	BNP Paribas	4/16/2025	34,024
EUR	462,796	USD	488,495	Morgan Stanley Capital Services LLC	4/16/2025	12,300
EUR	6,589,146	USD	6,761,670	UBS AG	4/16/2025	368,490
GBP	2,757,802	USD	3,355,202	Goldman Sachs International	4/16/2025	207,069
USD	169,593	CAD	242,065	Merrill Lynch International	4/16/2025	1,258
USD	8,308,121	EUR	7,675,493	Merrill Lynch International	4/16/2025	2,419
						$631,826
Liability Derivatives
GBP	791,773	USD	1,026,956	Merrill Lynch International	4/16/2025	$(4,218)
USD	5,637,197	CAD	8,108,315	BNP Paribas	4/16/2025	(1,412)
USD	40,131	CAD	57,796	State Street Corp.	4/16/2025	(62)
USD	12,861,586	EUR	12,433,164	Barclays Bank PLC	4/16/2025	(592,424)
USD	36,597,839	EUR	35,424,772	Deutsche Bank AG	4/16/2025	(1,735,544)
USD	12,199,677	EUR	11,808,257	HSBC Bank	4/16/2025	(578,117)
USD	2,655,661	EUR	2,551,122	Morgan Stanley Capital Services LLC	4/16/2025	(104,925)
USD	24,389,908	EUR	23,616,515	State Street Corp.	4/16/2025	(1,165,681)
USD	3,304,993	GBP	2,650,492	Morgan Stanley Capital Services LLC	4/16/2025	(118,665)
USD	34,318,048	GBP	28,165,678	State Street Corp.	4/16/2025	(2,063,752)
						$(6,364,800)
At March 31, 2025, the fund had cash collateral of $2,640,000 to cover any collateral or margin obligations for securities and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$877,470,506	$—	$—	$877,470,506
United Kingdom	24,213,401	33,166,796	—	57,380,197
Germany	46,115,577	—	—	46,115,577
Italy	30,056,443	—	—	30,056,443
Portugal	17,747,449	11,447,601	—	29,195,050
Spain	23,156,681	—	—	23,156,681
Canada	7,873,790	—	—	7,873,790
Greece	—	6,350,958	—	6,350,958
Brazil	6,284,389	—	—	6,284,389
Other Countries	—	5,690,306	—	5,690,306
Investment Companies	8,157,099	—	—	8,157,099
Total	$1,041,075,335	$56,655,661	$—	$1,097,730,996
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$631,826	$—	$631,826
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,364,800)	—	(6,364,800)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,322,150	$33,714,708	$49,736,090	$(912)	$(2,257)	$7,297,599
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$192,221	$—
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